Post-employment benefits for associates - Weighted average actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension plans
Disclosure of defined benefit plans [line items]
Discount rate	3.30%	3.20%
Expected rate of pension increase	0.90%	1.00%
Expected rate of salary increase	2.40%	2.60%
Interest on savings account	3.00%	2.00%
Current average life expectancy for a 65-year-old male (in years)	20 years	20 years
Current average life expectancy for a 65-year-old female (in years)	22 years	22 years
Pension plans | Switzerland | Country of domicile
Disclosure of defined benefit plans [line items]
Discount rate	1.80%	1.60%
Pension plans | United States | Foreign countries
Disclosure of defined benefit plans [line items]
Discount rate	5.00%	5.40%
Pension plans | Germany | Foreign countries
Disclosure of defined benefit plans [line items]
Discount rate	4.30%	3.50%
Pension plans | United Kingdom | Foreign countries
Disclosure of defined benefit plans [line items]
Discount rate	5.50%	5.50%
Other post-employment benefit plans
Disclosure of defined benefit plans [line items]
Discount rate	5.20%	5.50%
Current average life expectancy for a 65-year-old male (in years)	21 years	21 years
Current average life expectancy for a 65-year-old female (in years)	23 years	23 years
Other post-employment benefit plans | United States | Foreign countries
Disclosure of defined benefit plans [line items]
Discount rate	5.20%	5.50%